Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.7%
		Australia: 13.5%
27,016		APA Group - Stapled Security	$ 192,044	0.1
25,249		Aristocrat Leisure Ltd.	816,828	0.7
4,441		ASX Ltd.	261,825	0.2
282,413		Aurizon Holdings Ltd.	795,249	0.6
64,360		Australia & New Zealand Banking Group Ltd.	1,435,574	1.2
60,875		BHP Group Ltd.	2,254,837	1.9
41,676		Brambles Ltd.	348,953	0.3
10,400		Commonwealth Bank of Australia	807,986	0.7
5,814		CSL Ltd.	1,298,518	1.1
43,902		Fortescue Metals Group Ltd.	749,770	0.6
57,797		Goodman Group	863,061	0.7
166,715		GPT Group	597,922	0.5
22,765		Magellan Financial Group Ltd.	848,348	0.7
295,989		Medibank Pvt Ltd.	715,352	0.6
16,925		National Australia Bank Ltd.	354,098	0.3
77,056		Origin Energy Ltd.	242,657	0.2
22,610	(1)	Qantas Airways Ltd.	84,017	0.1
13,107		Rio Tinto Ltd.	1,243,255	1.0
98,023		Santos Ltd.	520,642	0.4
93,956		Scentre Group	198,950	0.2
72,378		Stockland	260,696	0.2
88,737		TABCORP Holdings Ltd.	354,256	0.3
22,983		Treasury Wine Estates Ltd.	208,308	0.2
20,539		Wesfarmers Ltd.	880,149	0.7
			16,333,295	13.5

		China: 35.6%
72,000	(1)	Air China Ltd. - H Shares	59,964	0.0
24,273	(1)	Alibaba Group Holding Ltd. BABA ADR	5,193,451	4.3
73,750	(2)	A-Living Smart City Services Co. Ltd - H Shares	358,813	0.3
106,000		Anhui Conch Cement Co., Ltd. - H Shares	656,241	0.5
32,000		Anta Sports Products Ltd.	645,960	0.5
47,800		Apeloa Pharmaceutical Co. Ltd. - A Shares	187,231	0.1
1,206		Autohome, Inc. ADR	92,947	0.1
1,305	(1)	Baidu, Inc. ADR	256,132	0.2
1,669,000		Bank of China Ltd. - H Shares	632,416	0.5
264,780		Bank of Jiangsu Co. Ltd. - A Shares	318,226	0.3
257,600		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	234,532	0.2
101,500		BOC Hong Kong Holdings Ltd.	374,392	0.3
272,200		BOE Technology Group Co. Ltd. - A Shares	269,661	0.2
794,000		Bosideng International Holdings Ltd.	432,456	0.4
7,000		Byd Co., Ltd. - H Shares	160,885	0.1
99,800		By-health Co. Ltd. - A Shares	579,586	0.5
400,000		China Communications Services Corp., Ltd. - H Shares	168,022	0.1
1,816,960		China Construction Bank - H Shares	1,497,042	1.2
733,000		China Everbright Bank Co. Ltd. - H Shares	312,736	0.3
55,000	(2)	China Feihe Ltd.	149,847	0.1
138,000		China Lesso Group Holdings Ltd.	349,671	0.3
266,000		China Life Insurance Co., Ltd. - H Shares	564,263	0.5
333,000		China Medical System Holdings Ltd.	831,227	0.7
43,000		China Mengniu Dairy Co., Ltd.	254,515	0.2
125,500		China Merchants Bank Co., Ltd. - H Shares	1,161,130	1.0
338,000		China National Building Material Co., Ltd. - H Shares	447,605	0.4
338,000		China Oilfield Services Ltd. - H Shares	314,762	0.3
245,000		China Overseas Land & Investment Ltd.	593,907	0.5
456,000		China Resources Cement Holdings Ltd. - H Shares	484,165	0.4
32,000		China Resources Land Ltd.	151,197	0.1
174,500	(2)	China Resources Pharmaceutical Group Ltd.	124,052	0.1
250,000		China Shenhua Energy Co., Ltd. - H Shares	552,026	0.5
1,866,000	(2)	China Tower Corp. Ltd. - H Shares	254,943	0.2
484,000		China Traditional Chinese Medicine Holdings Co. Ltd.	311,135	0.3
67,800		China Vanke Co. Ltd. - H Shares	233,756	0.2
70,000	(2)	China Yuhua Education Corp. Ltd.	70,198	0.1
97,500		CITIC Securities Co. Ltd. - H Shares	269,594	0.2
48,000		Country Garden Services Holdings Co. Ltd. - H Shares	487,065	0.4
474,480		CSPC Pharmaceutical Group Ltd.	713,530	0.6
400,000	(2)	Dali Foods Group Co. Ltd.	254,094	0.2
9,300		DaShenLin Pharmaceutical Group Co. Ltd. - A Shares	108,432	0.1
49,200		Focus Media Information Technology Co. Ltd. - A Shares	80,570	0.1
4,645		G-bits Network Technology Xiamen Co. Ltd. - A Shares	338,701	0.3

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
114,460		Giant Network Group Co. Ltd. - A Shares	$ 249,017	0.2
264,400	(2)	Huatai Securities Co. Ltd. - H Shares	409,046	0.3
41,700		Huaxin Cement Co. Ltd. - A Shares	144,868	0.1
21,600		Huayu Automotive Systems Co. Ltd. - A Shares	81,840	0.1
1,833,414		Industrial & Commercial Bank of China - H Shares	1,203,654	1.0
112,100		Industrial Bank Co. Ltd. - A Shares	409,962	0.3
3,379		Intco Medical Technology Co. Ltd. - A Shares	73,958	0.1
16,202		Jafron Biomedical Co. Ltd. - A Shares	234,352	0.2
11,400	(1)	JD.com, Inc. ADR	842,916	0.7
117,900		Jinke Properties Group Co. Ltd. - A Shares	112,245	0.1
5,000		JiuGui Liquor Co. Ltd. - A Shares	187,660	0.1
72,600		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	169,158	0.1
20,675		Joyoung Co. Ltd. - A Shares	100,603	0.1
468		JOYY, Inc. ADR	36,013	0.0
677,000		Kaisa Group Holdings Ltd. - H Shares	310,663	0.3
103,000		Kingboard Holdings Ltd.	569,306	0.5
152,500		Kingboard Laminates Holdings Ltd.	329,832	0.3
378,000		Lenovo Group Ltd.	455,826	0.4
115,000		Li Ning Co. Ltd.	1,057,287	0.9
217,000		Logan Group Co. Ltd.	347,766	0.3
35,700	(1),(2)	Meituan Class B	1,251,274	1.0
186,600		Metallurgical Corp. of China Ltd. - A Shares	90,092	0.1
3,201		NetEase, Inc. ADR	377,494	0.3
87,600		New China Life Insurance Co. Ltd. - H Shares	329,626	0.3
14,431	(1)	NIO, Inc. ADR	557,325	0.5
15,000	(1),(2)	Nongfu Spring Co. Ltd. - H Shares	86,402	0.1
11,400		Offcn Education Technology Co. Ltd. - A Shares	44,835	0.0
47,290		Perfect World Co. Ltd./China - A Shares	159,855	0.1
1,332,000		PetroChina Co., Ltd. - H Shares	544,684	0.4
5,188	(1)	Pinduoduo, Inc. ADR	647,878	0.5
63,900		Ping An Bank Co. Ltd. - A Shares	246,059	0.2
74,000		Ping An Insurance Group Co. of China Ltd. - H Shares	808,315	0.7
57,100		SAIC Motor Corp. Ltd. - A Shares	182,819	0.1
10,300		Shanghai Bairun Investment Holding Group Co. Ltd. - A Shares	207,294	0.2
126,000		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	275,436	0.2
1,603		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	122,242	0.1
58,000		Shimao Group Holdings Ltd.	166,406	0.1
32,500		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	113,066	0.1
50,000		Sino Biopharmaceutical Ltd.	55,417	0.0
25,000		Tangshan Jidong Cement Co. Ltd. - A Shares	55,386	0.0
78,500		Tencent Holdings Ltd.	6,137,201	5.1
36,000		Tingyi Cayman Islands Holding Corp.	68,462	0.1
56,000	(2)	Topsports International Holdings Ltd. - H Shares	86,672	0.1
8,000		Tsingtao Brewery Co., Ltd. - H Shares	84,991	0.1
134,000		Uni-President China Holdings Ltd.	146,299	0.1
289,000		Want Want China Holdings Ltd.	214,499	0.2
89,000		Weichai Power Co. Ltd. - H Shares	206,268	0.2
65,292		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	248,420	0.2
3,500		Wuliangye Yibin Co. Ltd. - A Shares	174,596	0.1
54,000		Yanzhou Coal Mining Co., Ltd. - H Shares	68,760	0.1
1,296,000		Yuexiu Property Co. Ltd. - H Shares	320,477	0.3
25,900		Zhejiang Longsheng Group Co. Ltd. - A Shares	58,208	0.0
			42,993,808	35.6

		Hong Kong: 6.0%
133,774		AIA Group Ltd.	1,785,390	1.5
34,500		ASM Pacific Technology Ltd.	455,038	0.4
129,000		CK Asset Holdings Ltd.	878,278	0.7
102,500		CK Hutchison Holdings Ltd.	817,170	0.7
20,000		CLP Holdings Ltd.	206,385	0.2
18,800		Hong Kong Exchanges and Clearing Ltd.	1,157,001	1.0
63,200		Hongkong Land Holdings Ltd. - HKHGF	309,535	0.2
10,500		Sun Hung Kai Properties Ltd.	163,976	0.1
38,000		Techtronic Industries Co., Ltd.	715,318	0.6

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
909,000	(2)	WH Group Ltd.	$ 783,913	0.6
			7,272,004	6.0

		India: 8.8%
33,168	(1)	Adani Ports & Special Economic Zone, Ltd.	355,033	0.3
9,436		Aurobindo Pharma Ltd.	133,043	0.1
32,701	(1)	Cipla Ltd.	421,412	0.4
40,778		Container Corp. Of India Ltd.	375,288	0.3
2,043		Dr Reddys Laboratories Ltd.	146,205	0.1
5,728		Hero Motocorp Ltd.	236,347	0.2
46,520		Hindalco Industries Ltd.	248,488	0.2
15,947		Hindustan Unilever Ltd.	510,595	0.4
122,076	(1)	ICICI Bank Ltd.	1,086,478	0.9
76,331		Infosys Ltd.	1,477,608	1.2
106,855		ITC Ltd.	313,637	0.3
124,873	(1)	Motherson Sumi Systems Ltd.	404,685	0.3
2,312		Nestle India Ltd.	558,356	0.5
264,993		Oil & Natural Gas Corp., Ltd.	410,629	0.3
30,705		Petronet LNG Ltd.	102,009	0.1
56,943		Power Grid Corp. of India Ltd.	177,057	0.2
245,137		REC Ltd.	493,826	0.4
4,473		Reliance Industries Ltd.	129,175	0.1
14,603		Shriram Transport Finance Co. Ltd.	292,610	0.2
72,334	(1)	State Bank of India	420,894	0.4
16,195		Tata Consultancy Services Ltd.	701,994	0.6
50,910		Tata Steel Ltd.	774,846	0.6
63,615		Tech Mahindra Ltd.	900,007	0.7
			10,670,222	8.8

		Indonesia: 1.8%
4,155,700		Adaro Energy Tbk PT	340,256	0.3
802,900		Astra International Tbk PT	289,170	0.2
220,000		Bank Central Asia Tbk PT	487,902	0.4
577,200		Bank Mandiri Persero TBK PT	234,012	0.2
485,800		Bank Rakyat Indonesia	138,424	0.1
174,500		Indah Kiat Pulp & Paper Tbk PT	102,300	0.1
1,972,600		Kalbe Farma Tbk PT	198,747	0.1
156,500		Semen Indonesia Persero Tbk PT	105,690	0.1
871,300		Telkom Indonesia Persero Tbk PT	199,770	0.2
71,100		United Tractors Tbk PT	108,600	0.1
			2,204,871	1.8

		Malaysia: 1.5%
27,800		Hartalega Holdings Bhd	61,808	0.0
68,300		Hong Leong Bank BHD	307,176	0.3
26,900		Hong Leong Financial Group Bhd	116,096	0.1
41,300		MISC Bhd	68,791	0.1
277,300		RHB Bank Bhd	360,266	0.3
130,200		Supermax Corp. Bhd	133,214	0.1
134,800		Tenaga Nasional BHD	325,701	0.3
311,000		Top Glove Corp. Bhd	382,475	0.3
			1,755,527	1.5

		New Zealand: 0.4%
3,499		Fisher & Paykel Healthcare Corp. Ltd.	74,065	0.1
130,105		Spark New Zealand Ltd.	423,492	0.3
			497,557	0.4

		Philippines: 0.4%
25,940		BDO Unibank, Inc.	55,236	0.0
146,470		International Container Terminal Services, Inc.	448,063	0.4
			503,299	0.4

		Singapore: 1.7%
1,114,200		Genting Singapore Ltd.	711,177	0.6
231,300		Mapletree Logistics Trust	345,860	0.3
56,300		Oversea-Chinese Banking Corp., Ltd.	531,834	0.4
26,300		Venture Corp. Ltd.	382,557	0.3
30,300		Wilmar International Ltd.	109,636	0.1
			2,081,064	1.7

		South Korea: 9.3%
5,561		CJ Corp.	545,666	0.4
9,452		DB Insurance Co. Ltd.	428,647	0.3
10,539		Fila Holdings Corp.	518,126	0.4
8,353		GS Engineering & Construction Corp.	332,205	0.3
1,704		GS Holdings Corp.	70,602	0.1
4,016		GS Retail Co. Ltd.	134,017	0.1
20,652		Hana Financial Group, Inc.	843,060	0.7
8,068		Hankook Tire & Technology Co. Ltd.	349,225	0.3
1,933		Hyundai Engineering & Construction Co. Ltd.	97,109	0.1
5,358		Hyundai Marine & Fire Insurance Co., Ltd.	117,936	0.1
608		Hyundai Mobis Co. Ltd.	151,543	0.1
1,612		Hyundai Steel Co.	76,898	0.1
6,660		Kakao Corp.	728,117	0.6
11,771		KB Financial Group, Inc.	603,096	0.5
9,120		Kia Corp.	689,917	0.6
10,488	(1)	Korea Gas Corp.	311,806	0.2
1,565		KT&G Corp.	117,447	0.1
530		Kumho Petrochemical Co. Ltd.	110,761	0.1
118		LG Chem Ltd.	87,938	0.1
3,891	(1)	LG Display Co., Ltd.	81,774	0.1
324		LG Innotek Co. Ltd.	58,552	0.0
2,442		Lotte Shopping Co. Ltd.	255,814	0.2
390		NCSoft Corp.	298,022	0.2
2,055		POSCO	657,268	0.5
3,249		Samsung Card Co.	96,925	0.1
2,540		Samsung Fire & Marine Insurance Co. Ltd.	477,777	0.4
1,771		Samsung Securities Co. Ltd.	73,606	0.1
3,796		Samsung Electro-Mechanics Co. Ltd.	571,861	0.5
433		Samsung SDI Co., Ltd.	248,526	0.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
24,590	Shinhan Financial Group Co., Ltd.	$ 932,992	0.8
330	Shinsegae, Inc.	93,103	0.1
5,133	SK Hynix, Inc.	575,518	0.5
1,795	SK Telecom Co., Ltd.	512,016	0.4
		11,247,870	9.3

	Taiwan: 11.8%
73,000	Asia Cement Corp.	132,756	0.1
24,000	Catcher Technology Co., Ltd.	158,013	0.1
125,833	Chailease Holding Co. Ltd.	950,391	0.8
100,000	Chicony Electronics Co. Ltd.	278,716	0.2
97,000	HON HAI Precision Industry Co., Ltd.	387,579	0.3
2,000	Largan Precision Co. Ltd.	209,506	0.2
31,000	MediaTek, Inc.	1,070,960	0.9
35,000	Micro-Star International Co., Ltd.	209,306	0.2
15,000	Nien Made Enterprise Co. Ltd.	220,616	0.2
43,000	Novatek Microelectronics Corp., Ltd.	780,908	0.6
14,000	Phison Electronics Corp.	235,211	0.2
427,000	Pou Chen Corp.	588,545	0.5
48,000	Realtek Semiconductor Corp.	858,990	0.7
321,627	Taiwan Semiconductor Manufacturing Co., Ltd.	6,828,844	5.6
165,000	United Microelectronics Corp.	310,096	0.3
15,000	Vanguard International Semiconductor Corp.	63,188	0.1
55,000	Walsin Technology Corp.	410,340	0.3
12,000	Yageo Corp.	211,361	0.2
103,000	Zhen Ding Technology Holding Ltd.	359,638	0.3
		14,264,964	11.8

	Thailand: 1.9%
57,500	Electricity Generating PCL - Foreign	319,894	0.3
210,900	Indorama Ventures PCL - Foreign	306,484	0.3
12,400	Kasikornbank PCL - Foreign	47,609	0.0
108,700	Muangthai Capital PCL - Foreign	213,574	0.2
43,200	PTT Exploration & Production PCL	162,230	0.1
102,800	PTT Exploration & Production PCL - Foreign	386,048	0.3
55,600	PTT Global Chemical PCL	111,920	0.1
292,400	PTT PCL - Foreign	366,810	0.3
168,700	Sri Trang Gloves Thailand PCL - Foreign	240,480	0.2
26,900	Srisawad Corp. PCL - Foreign	64,668	0.1
		2,219,717	1.9

	Total Common Stock
	(Cost $89,478,936)	112,044,198	92.7

EXCHANGE-TRADED FUNDS: 2.7%
33,935	iShares MSCI All Country Asia ex Japan ETF	3,201,089	2.7

	Total Exchange-Traded Funds
	(Cost $3,248,645)	3,201,089	2.7

PREFERRED STOCK: 4.0%
	South Korea: 4.0%
75,394	Samsung Electronics Co., Ltd.	4,877,656	4.0

	Total Preferred Stock
	(Cost $2,539,581)	4,877,656	4.0

	Total Long-Term Investments
	(Cost $95,267,162)	120,122,943	99.4

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
505,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $505,000)	505,000	0.4

	Total Short-Term Investments
	(Cost $505,000)	505,000	0.4

	Total Investments in Securities (Cost $95,772,162)	$ 120,627,943	99.8
	Assets in Excess of Other Liabilities	251,633	0.2
	Net Assets	$ 120,879,576	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2021.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	20.9%
Information Technology	20.1
Consumer Discretionary	14.8
Communication Services	8.6%

Materials	7.3
Industrials	5.7
Health Care	5.2
Real Estate	4.8
Consumer Staples	4.4
Energy	3.4
Exchange-Traded Funds	2.7
Utilities	1.5
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$16,333,295	$–	$16,333,295
China	8,440,640	34,553,168	–	42,993,808
Hong Kong	–	7,272,004	–	7,272,004
India	–	10,670,222	–	10,670,222
Indonesia	–	2,204,871	–	2,204,871
Malaysia	–	1,755,527	–	1,755,527
New Zealand	–	497,557	–	497,557
Philippines	–	503,299	–	503,299
Singapore	–	2,081,064	–	2,081,064
South Korea	–	11,247,870	–	11,247,870
Taiwan	220,616	14,044,348	–	14,264,964
Thailand	–	2,219,717	–	2,219,717
Total Common Stock	8,661,256	103,382,942	–	112,044,198
Exchange-Traded Funds	3,201,089	–	–	3,201,089
Preferred Stock	–	4,877,656	–	4,877,656
Short-Term Investments	505,000	–	–	505,000
Total Investments, at fair value	$12,367,345	$108,260,598	$–	$120,627,943
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,014,101)	$–	$(1,014,101)
Total Liabilities	$–	$(1,014,101)	$–	$(1,014,101)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2021, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2021 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Australia ETF	Barclays Bank PLC	Call	06/18/21	USD	26.300	98,859	USD	2,606,783	$28,600	$(47,309)
iShares MSCI Emerging Markets ETF	Royal Bank of Canada	Call	06/18/21	USD	53.140	509,974	USD	27,860,390	459,333	(966,792)
									$487,933	$(1,014,101)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $95,415,458.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,231,013
Gross Unrealized Depreciation	(4,946,871)
Net Unrealized Appreciation	$24,284,142